Investment funds (Details Textual) (USD $)	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Alpha 4X Feeder Fund [Member]
Schedule of Investments [Line Items]
Equity Participation In Percentage		49.61%	55.87%
Variable Interest Entity Investment Redemption Amount	$ 13,900,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	49,400,000
Alpha4X Latam Fundo de Investimento Multimercado [Member]
Schedule of Investments [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 565,000